CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						4 Months Ended		12 Months Ended
	Jan. 02, 2016	Oct. 10, 2015	Jul. 18, 2015	Jan. 03, 2015	Oct. 04, 2014	Jul. 12, 2014	Apr. 25, 2015	Apr. 19, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Net sales	$ 2,033,545	$ 2,295,203	$ 2,370,037	$ 2,237,209	$ 2,289,456	$ 2,347,697	$ 3,038,233	$ 2,969,499	$ 9,737,018	$ 9,843,861	$ 6,493,814
Cost of sales, including purchasing and warehousing costs									5,314,246	5,390,248	3,241,668
Gross profit	909,172	1,032,387	1,087,289	1,003,941	1,034,442	1,062,108	1,393,924	1,353,122	4,422,772	4,453,613	3,252,146
Selling, general and administrative expenses									3,596,992	3,601,903	2,591,828
Operating income									825,780	851,710	660,318
Other, net:
Interest expense									(65,408)	(73,408)	(36,618)
Other (expense) income, net									(7,484)	3,092	2,698
Total other, net									(72,892)	(70,316)	(33,920)
Income before provision for income taxes									752,888	781,394	626,398
Provision for income taxes									279,490	287,569	234,640
Net income	$ 54,819	$ 120,469	$ 149,998	$ 84,434	$ 122,177	$ 139,488	$ 148,112	$ 147,726	$ 473,398	$ 493,825	$ 391,758
Basic earnings per common share	$ 0.75	$ 1.64	$ 2.04	$ 1.15	$ 1.67	$ 1.91	$ 2.02	$ 2.02	$ 6.45	$ 6.75	$ 5.36
Diluted earnings per common share	$ 0.74	$ 1.63	$ 2.03	$ 1.15	$ 1.66	$ 1.89	$ 2.00	$ 2.01	6.40	6.71	5.32
Dividends declared per common share									$ 0.24	$ 0.24	$ 0.24
Weighted average common shares outstanding									73,190	72,932	72,930
Weighted average common shares outstanding - assuming dilution									73,733	73,414	73,414